Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,299	€ 53,943
Currency translation differences	2,926	3,688
Property, plant and equipment - end of the year	56,332	56,299
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,819	1,763
Additions	121	9
Net (impairments) reversals	9	35
Reclassification to Proved Mineral Interest	(56)	(141)
Currency translation differences	110	153
Property, plant and equipment - end of the year	2,003	1,819
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	218	203
Net (impairments) reversals	(28)	(1)
Reclassification to Proved Mineral Interest	(6)
Currency translation differences	14	16
Property, plant and equipment - end of the year	198	218
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	892	860
Additions	11
Reclassification to Proved Mineral Interest		(48)
Currency translation differences	55	80
Property, plant and equipment - end of the year	958	892
Unproved mineral interest | Turkmenistan
Property, plant and equipment
Property, plant and equipment - beginning of the year	3
Net (impairments) reversals	93	3
Currency translation differences	(1)
Property, plant and equipment - end of the year	95	3
Unproved mineral interest | United States of America
Property, plant and equipment
Property, plant and equipment - beginning of the year	68	114
Additions		3
Net (impairments) reversals	(56)	35
Reclassification to Proved Mineral Interest		(92)
Currency translation differences	4	8
Property, plant and equipment - end of the year	16	68
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	114	100
Additions	110	6
Reclassification to Proved Mineral Interest	(19)
Currency translation differences	6	8
Property, plant and equipment - end of the year	211	114
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	16	18
Additions	(2)
Net (impairments) reversals		(2)
Reclassification to Proved Mineral Interest	(12)	(1)
Currency translation differences	1	1
Property, plant and equipment - end of the year	3	16
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	508	468
Reclassification to Proved Mineral Interest	(19)
Currency translation differences	31	40
Property, plant and equipment - end of the year	520	€ 508
Unproved mineral interest | Italy
Property, plant and equipment
Additions	2
Property, plant and equipment - end of the year	€ 2